DISCONTINUED OPERATIONS - Additional Information (Details) ¥ in Thousands, $ in Thousands					1 Months Ended
	Dec. 19, 2021 CNY (¥)	Dec. 19, 2021 USD ($)	Nov. 18, 2021 CNY (¥)	Nov. 18, 2021 USD ($)	Oct. 31, 2021 CNY (¥)	Dec. 19, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Liabilities assumed							¥ 6,630,254
Store+ | Held for sale
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Liabilities assumed							¥ 6,630,254
Wowo | Held for sale
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal transaction with cash consideration			¥ 250,000	$ 39,230
Gains on disposal			¥ 34,276	$ 5,379
BEST Express
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Liabilities assumed	¥ 5,612,888					$ 880,785
Gains on disposal	3,213,599	$ 504,284
BEST Express | Held for sale
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Recognized loss on the initial measurement of disposal					¥ 0
Disposal transaction with cash consideration	¥ 3,876,286	$ 608,274